UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Quality Preferred Income Fund 2 (JPS)
October 31, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 59.1% (43.2% of Total Investments)
	Capital Markets – 6.6%
373,200	Ameriprise Financial, Inc.	7.750%		A	$10,692,180
11,000	Charles Schwab Corporation, (3)	7.000%		BBB+	12,610,730
3,700	Credit Suisse	7.900%		BBB	96,015
91,230	Deutsche Bank Capital Funding Trust I	7.350%		BBB	2,319,067
1,284,535	Deutsche Bank Capital Funding Trust II	6.550%		BBB	33,256,609
13,800	Deutsche Bank Capital Funding Trust IX	6.625%		BBB	349,140
40,000	Deutsche Bank Capital Funding Trust V	8.050%		BBB	1,108,000
91,791	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB	2,281,006
256,400	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	6,863,828
70,214	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	1,738,499
5,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		Baa3	129,792
1,040	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		A-	26,042
1,390	Morgan Stanley Capital Trust III	6.250%		BB+	34,695
2,800	Morgan Stanley Capital Trust V	5.750%		Ba1	69,356
180,800	State Street Corporation	5.250%		BBB+	4,670,064
	Total Capital Markets				76,245,023
	Commercial Banks – 8.8%
51,240	Banco Santander Finance	10.500%		BB	1,396,290
150,000	Barclays Bank PLC	8.125%		BBB	3,877,500
1,933,500	BPCE SA, (3)	13.000%		BBB-	2,073,679
146,500	First Naigara Finance Group	8.625%		BB+	4,276,335
10,500	HSBC Bank PLC, (3)	1.000%		A	5,145,000
417,415	HSBC Holdings PLC	8.000%		BBB+	11,779,451
102,700	HSBC Holdings PLC	6.200%		BBB+	2,607,553
60,000	HSBC USA Inc.	2.858%		BBB+	2,988,000
5,600,000	National Australia Bank, (3)	8.000%		BBB+	6,154,400
1,214,400	PNC Financial Services	6.125%		BBB	34,003,198
20,000	PNC Financial Services Inc., (3)	6.750%		BBB	23,063,800
3,400,000	Royal Bank of Scotland Group PLC, (3)	7.648%		BB	3,349,000
	Total Commercial Banks				100,714,206
	Consumer Finance – 0.0%
20,100	HSBC USA Inc.	6.500%		BBB+	507,726
	Diversified Financial Services – 4.7%
139,900	Citigroup Capital Trust XI	6.000%		BB	3,503,096
271,589	Citigroup Capital XIII	7.875%		BB+	7,552,890
40,000	Citigroup Capital XVI	6.450%		BB+	1,005,200
110,000	General Electric Capital Corporation	4.875%		AA+	2,750,000
768,094	ING Groep N.V.	7.200%		BBB-	19,379,012
731,274	ING Groep N.V.	7.050%		BBB-	18,406,167
80,000	JPMorgan Chase & Company	5.500%		BBB	2,008,000
	Total Diversified Financial Services				54,604,365
	Diversified Telecommunication Services – 1.6%
184,004	Qwest Corporation	7.500%		BBB-	5,045,390
96,790	Qwest Corporation	7.375%		BBB-	2,636,560
383,205	Qwest Corporation	7.000%		BBB-	10,204,749
26,600	Qwest Corporation	7.000%		BBB-	701,974
	Total Diversified Telecommunication Services				18,588,673
	Electric Utilities – 0.9%
135,400	Alabama Power Company, (3)	6.450%		A-	3,926,600
59,650	Entergy Louisiana LLC	5.875%		A-	1,682,130
25,000	Entergy Louisiana LLC	5.250%		A-	664,250
62,264	Entergy Texas Inc.	7.875%		BBB+	1,803,788
73,246	NextEra Energy Inc.	5.700%		BBB	1,947,611
	Total Electric Utilities				10,024,379
	Food Products – 0.5%
53,400	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	5,445,134
	Industrial Conglomerates – 0.2%
1,600,000	General Electric Capital Trust I, (3)	6.375%		AA-	1,714,000
	Insurance – 16.7%
1,717,889	Aegon N.V.	6.375%		Baa1	44,458,965
355,607	Aflac Inc.	5.500%		Baa1	9,096,427
617,913	Allianz SE, (3)	8.375%		A+	15,969,220
261,725	Arch Capital Group Limited	6.750%		BBB	7,048,254
74,981	Aspen Insurance Holdings Limited	7.250%		BBB-	2,009,491
354,550	Axis Capital Holdings Limited	6.875%		BBB	9,519,668
2,100,000	Chubb Corporation, (3)	6.375%		A-	2,278,500
6,500,000	Dai-Ichi Mutual Life, 144A, (3)	7.250%		A3	7,590,050
402,182	Delphi Financial Group, Inc., (3)	7.376%		Baa3	10,104,823
305,930	EverestRe Capital Trust II	6.200%		Baa1	7,724,733
562,966	PartnerRe Limited, Series C	6.750%		BBB+	14,468,226
4,000	Protective Life Corporation	6.250%		BBB	104,320
195,842	Prudential Financial Inc.	9.000%		BBB+	5,162,395
317,875	Prudential PLC	6.750%		A-	8,064,489
4,704,000	Reinsurance Group of America Inc., (3)	6.750%		BBB-	4,759,267
280,000	Reinsurance Group of America Inc.	6.200%		BBB	7,649,600
532,986	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	13,532,515
1,400,000	Swiss Re Capital I, (3)	6.854%		A	1,449,000
125,600	Torchmark Corporation	5.875%		BBB+	3,259,320
707,761	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	17,814,344
	Total Insurance				192,063,607
	Machinery – 0.9%
398,000	Stanley, Black and Decker Inc.	5.750%		BBB+	10,527,100
	Multi-Utilities – 3.6%
541,591	Dominion Resources Inc.	8.375%		BBB	15,164,548
112,600	DTE Energy Company	5.250%		BBB-	2,869,048
148,032	Scana Corporation	7.700%		BBB-	4,048,675
750,121	Xcel Energy Inc.	7.600%		BBB	19,180,594
	Total Multi-Utilities				41,262,865
	Oil, Gas & Consumable Fuels – 1.7%
786,299	Nexen Inc.	7.350%		BB+	20,034,899
	Real Estate/Mortgage – 12.1%
5,000	Alexandria Real Estate Equities Inc., Series B	6.450%		Baa3	132,450
126,100	CommomWealth REIT	5.750%		Baa3	3,098,277
12,800	Digital Realty Trust Inc.	7.000%		Baa3	352,000
161,969	Duke Realty Corporation, Series L	6.600%		Baa3	4,114,013
8,710	Harris Preferred Capital Corporation, Series A	7.375%		Baa1	226,634
321,594	Hospitality Properties Trust	7.125%		Baa3	8,776,300
58,372	Kimco Realty Corporation, Series H	6.900%		Baa2	1,601,144
4,600	Kimco Realty Corporation, Series I	6.000%		Baa2	118,404
131,572	National Retail Properties Inc.	6.625%		Baa3	3,448,502
9,428	Prologis Inc., Series L	6.500%		Baa3	239,377
82,301	Prologis Inc., Series Q, (3)	8.540%		BB	5,123,237
2,024	Prologis Inc., Series R	6.750%		BB	51,025
87,050	Prologis Inc., Series S	6.750%		BB	2,187,567
152,633	PS Business Parks, Inc.	6.450%		BBB-	4,102,775
450,182	PS Business Parks, Inc.	6.000%		BBB-	11,659,714
6,400	Public Storage, Inc., Series Q	6.500%		A3	180,928
196,229	Public Storage, Inc., Series S	5.900%		A3	5,296,221
203,125	Public Storage, Inc., Series T, (3)	5.750%		A3	5,427,500
10,000	Public Storage, Inc., Series U	5.625%		A3	260,900
376,525	Realty Income Corporation	6.750%		Baa2	9,650,336
65,100	Realty Income Corporation	6.625%		Baa2	1,769,418
146,600	Regency Centers Corporation	6.625%		Baa3	3,958,200
1,079,521	Vornado Realty LP	7.875%		BBB	30,107,841
965,092	Wachovia Preferred Funding Corporation	7.250%		BBB+	26,337,361
93,358	Weingarten Realty Trust, Preferred Securities	6.750%		Baa3	2,368,493
7,253	Weingarten Realty Trust	8.100%		BBB	172,476
144,410	Weingarten Realty Trust	6.950%		Baa3	3,652,129
195,629	Weingarten Realty Trust	6.500%		Baa3	4,968,977
	Total Real Estate/Mortgage				139,382,199
	U.S. Agency – 0.6%
82,000	Cobank Agricultural Credit Bank, Series C, (3)	11.000%		A-	4,402,375
42,800	Cobank Agricultural Credit Bank, Series D, (3)	11.000%		A-	2,323,240
	Total U.S. Agency				6,725,615
	Wireless Telecommunication Services – 0.2%
9,050	Telephone and Data Systems Inc.	7.000%		Baa2	254,848
70,501	Telephone and Data Systems Inc.	6.875%		BBB	1,956,403
	Total Wireless Telecommunication Services				2,211,251
	Total $25 Par (or similar) Preferred Securities (cost $632,038,217)				680,051,042

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 14.5% (10.7% of Total Investments)
	Capital Markets – 1.7%
$6,300	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	$6,552,000
1,700	Macquarie Bank Limited	10.250%	6/20/57	BB+	1,819,000
14,686	State Street Capital Trust IV, (4)	1.308%	6/15/37	A3	11,262,253
22,686	Total Capital Markets				19,633,253
	Commercial Banks – 3.8%
4,200	BNP Paribas, 144A	5.186%	N/A (5)	BBB	3,906,000
1,000	Den Norske Bank	0.561%	N/A (5)	Baa3	520,000
1,000	Den Norske Bank	0.859%	N/A (5)	Baa3	500,000
10,000	Groupe BCPE	1.990%	N/A (5)	BBB-	5,213,200
1,700	LBG Capital I PLC, 144A	7.875%	11/01/20	BB+	1,746,750
5,350	Lloyds Banking Group LBG Capital 1, 144A	8.000%	N/A (5)	BB	5,119,768
1,000	Lloyds Banking Group PLC, 144A	6.267%	N/A (5)	BB	737,500
26,000	M&T Bank Corporation, 144A	6.875%	N/A (5)	BBB	26,616,720
50,250	Total Commercial Banks				44,359,938
	Diversified Financial Services – 1.0%
5,500	Citigroup Inc.	5.950%	N/A (5)	BB	5,668,438
2,350	Fortis Hybrid Financing	8.250%	N/A (5)	BBB	2,279,500
3,200	General Electric Capital Corporation	6.250%	N/A (5)	AA-	3,488,096
11,050	Total Diversified Financial Services				11,436,034
	Electric Utilities – 1.0%
8,000	FPL Group Capital Inc.	6.650%	6/15/67	BBB	8,660,000
2,900	WPS Resource Corporation	6.110%	12/01/66	BBB	3,045,000
10,900	Total Electric Utilities				11,705,000
	Industrial Conglomerates – 0.7%
7,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	N/A (5)	BBB	7,818,750
	Insurance – 6.1%
2,000	AXA S.A.	1.680%	N/A (5)	A3	1,040,000
6,300	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	7,119,718
5,200	Prudential PLC	11.750%	N/A (5)	A-	5,993,000
8,400	Prudential Financial Inc.	5.875%	9/15/42	BBB+	8,841,000
37,270	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	38,947,150
8,085	QBE Capital Funding Trust II, 144A	6.797%	N/A (5)	BBB+	8,091,961
700	QBE Insurance Group Limited, 144A	5.647%	7/01/23	BBB+	693,558
67,955	Total Insurance				70,726,387
	Multi-Utilities – 0.2%
2,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	2,145,000
$172,341	Total Corporate Bonds (cost $160,014,233)				167,824,362

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 56.7% (41.5% of Total Investments)
	Capital Markets – 2.0%
$800	BNY Institutional Capital, 144A	7.780%	12/01/26	A2	$812,000
8,500	Credit Suisse thru Claudius Limited	8.250%	N/A (5)	BBB	8,840,000
4,200	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba2	3,885,000
1,900	Goldman Sachs Capital II	4.000%	6/01/43	BB+	1,501,760
7,931	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	8,175,259
	Total Capital Markets				23,214,019
	Commercial Banks – 18.0%
5,500	AB Svensk Exportkredit	6.375%	N/A (5)	Aa3	5,498,488
3,522	Banco Santander Finance	7.908%	6/13/36	Ba1	3,698,100
2,074	Banco Santander Finance	10.500%	N/A (5)	BB	2,177,700
575	Barclays Bank PLC, 144A	7.434%	N/A (5)	BBB	598,000
2,980	Barclays Bank PLC, Regulation S, 144A	6.860%	N/A (5)	BBB	2,994,900
5,000	Barclays Bank PLC	6.278%	N/A (5)	BBB	4,709,375
1,500	First Empire Capital Trust I	8.234%	2/01/27	BBB	1,504,429
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	20,399,771
6,800	Fulton Capital Trust I	6.290%	2/01/36	Baa3	6,460,000
1,500	HBOS Capital Funding LP, Notes	6.850%	N/A (5)	BB	1,240,500
5,500	HSBC Bank PLC	0.850%	6/11/37	A-	2,739,000
4,650	HSBC Capital Funding LP, Debt	10.176%	N/A (5)	BBB+	6,370,500
8,352	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	8,324,522
6	KeyCorp Capital III	7.750%	7/15/29	BBB-	6,740,568
1,875	Lloyds Banking Group PLC	5.920%	N/A (5)	BB	1,364,063
6,200	M&T Bank Corporation	5.000%	N/A (5)	BBB	6,293,000
11,900	Nordea Bank AB	8.375%	N/A (5)	Baa3	12,804,400
8,200	North Fork Capital Trust II	8.000%	12/15/27	Baa3	8,179,500
100	Rabobank Nederland Capital Trust II, 144A	5.260%	N/A (5)	A-	100,000
7,600	Rabobank Nederland Capital Trust III, 144A	5.254%	N/A (5)	A+	7,638,000
18,030	Rabobank Nederland, 144A	11.000%	N/A (5)	A-	24,115,125
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	8,071,808
800	Societe Generale, 144A	1.103%	N/A (5)	BBB-	434,400
1,300	Societe Generale, 144A	5.922%	N/A (5)	BBB-	1,079,000
24,144	Societe Generale	8.750%	N/A (5)	BBB-	24,508,574
3,750	Sparebanken Rogaland, Notes, 144A	6.443%	N/A (5)	Ba1	3,918,750
6,310	Standard Chartered PLC, 144A	6.409%	N/A (5)	BBB+	6,373,100
6,450	Standard Chartered PLC, 144A	7.014%	N/A (5)	BBB+	6,772,500
- (6)	Union Planters Preferred Fund, 144A	7.750%	N/A (5)	BB	21,883,500
	Total Commercial Banks				206,991,573
	Consumer Finance – 1.1%
3,900	American Express Company	6.800%	9/01/66	Baa2	4,236,375
7,019	Capital One Capital IV Corporation	6.745%	2/17/37	Baa3	7,092,699
1,180	Capital One Capital VI	8.875%	5/15/40	Baa3	1,210,481
	Total Consumer Finance				12,539,555
	Diversified Financial Services – 6.4%
3,400	Bank One Capital III	8.750%	9/01/30	BBB	4,874,658
14,420	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	14,692,250
5,400	Citigroup Capital III	7.625%	12/01/36	BB+	5,899,500
12,811	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BB+	14,732,650
24,000	General Electric Capital Corporation	7.125%	N/A (5)	AA-	27,458,160
2,800	General Electric Capital Corporation	6.375%	11/15/67	AA-	2,996,000
17	JPMorgan Chase Capital Trust XI	5.875%	6/15/33	BBB	439,903
2,800	JPMorgan Chase Capital XXIII	1.310%	5/15/47	BBB	2,068,870
	Total Diversified Financial Services				73,161,991
	Electric Utilities – 0.9%
1,700	FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,802,000
7,700	PPL Capital Funding, Inc.	6.700%	3/30/67	BB+	8,113,875
	Total Electric Utilities				9,915,875
	Insurance – 22.2%
1,200	Allstate Corporation	6.500%	5/15/57	Baa1	1,290,000
9,186	Allstate Corporation	6.125%	5/15/37	Baa1	9,518,992
9,450	AXA S.A., 144A	6.379%	N/A (5)	Baa1	8,835,750
11,350	AXA	8.600%	12/15/30	A3	14,125,030
15,359	Catlin Insurance Company Limited	7.249%	N/A (5)	BBB+	15,512,590
1,200	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	1,229,244
23,200	Glen Meadows Pass Through Trust	6.505%	2/12/67	BB+	21,112,000
2,600	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	2,642,604
6,600	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	6,795,109
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	11,764,922
7,076	Lincoln National Corporation	7.000%	5/17/66	BBB	7,252,900
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,500,000
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	20,042,956
1,400	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	1,946,000
23,754	National Financial Services Inc.	6.750%	5/15/37	Baa2	24,822,930
1,200	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,303,630
14,200	Oil Insurance Limited, 144A	3.292%	N/A (5)	Baa1	12,681,026
6,300	Progressive Corporation, (4)	6.700%	6/15/37	A2	6,859,125
5,600	Prudential Financial Inc.	8.875%	6/15/38	BBB+	6,916,000
8,250	Prudential PLC	6.500%	N/A (5)	A-	8,208,750
13,400	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	13,979,242
2,600	White Mountains Re Group Limited	7.506%	N/A (5)	BB+	2,701,140
29,050	XL Capital Ltd	6.500%	N/A (5)	BBB-	26,943,875
3,600	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	3,870,000
21,257	ZFS Finance USA Trust V	6.500%	5/09/37	A	22,691,847
	Total Insurance				255,545,662
	Multi-Utilities – 0.6%
6,400	Dominion Resources Inc.	7.500%	6/30/66	BBB	7,040,000
	Road & Rail – 1.1%
11,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,796,500
	Thrifts & Mortgage Finance – 0.0%
500	Onbank Capital Trust I	9.250%	2/01/27	BBB	509,317
	U.S. Agency – 0.4%
2,800	AgFirst Farm Credit Bank	7.300%	N/A (5)	A-	2,799,664
2	Farm Credit Bank of Texas	10.000%	N/A (5)	A3	1,947,562
	Total U.S. Agency				4,747,226
	Wireless Telecommunication Services – 4.0%
36	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	45,952,954
	Total Capital Preferred Securities (cost $591,380,403)				652,414,672

Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 0.3% (0.2% of Total Investments)
	Commerical Banks – 0.3%
3,100,000	Credit Suisse AG	7.875%		BBB	$ 3,278,250
	Total Convertible Preferred Securities (cost $3,217,270)				3,278,250

Shares	Description (1)				Value
	Investment Companies – 1.8% (1.3% of Total Investments)
838,654	BlackRock Credit Allocation Income Trust II				$ 9,678,067
53,191	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				1,047,863
517,213	John Hancock Preferred Income Fund III				10,183,924
	Total Investment Companies (cost $26,465,134)				20,909,854

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 4.3% (3.1% of Total Investments)
$49,319	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/12, repurchase price $49,319,489, collateralized by $50,310,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $50,310,000	0.010%	11/01/12		$ 49,319,475
	Total Short-Term Investments (cost $49,319,475)				49,319,475
	Total Investments (cost $1,462,434,732) – 136.7%				1,573,797,655
	Borrowings – (37.1)% (7), (8)				(427,000,000)
	Other Assets Less Liabilities – 0.4% (9)				4,078,175
	Net Assets Applicable to Common Shares – 100%				$1,150,875,830

Investments in Derivatives at October 31, 2012

Interest Rate Swaps outstanding:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation) (9)
JPMorgan	$ 77,200,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (1,206,955)
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(4,529,325)
$ (5,736,280)
* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments*:
$25 Par (or similar) Preferred Securities	$557,141,487	$122,909,555	$—	$680,051,042
Corporate Bonds	—	167,824,362	—	167,824,362
Capital Preferred Securities	—	652,414,672	—	652,414,672
Convertible Preferred Securities	—	3,278,250	—	3,278,250
Investment Companies	20,909,854	—	—	20,909,854
Short-Term Investments:
Repurchase Agreements	—	49,319,475	—	49,319,475
Derivatives:
Interest Rate Swaps**	—	(5,736,280)	—	(5,736,280)
Total	$578,051,341	$990,010,034	$—	$1,568,061,375

* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(5,736,280)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments (excluding investments in derivatives) was $1,459,107,266.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$125,409,745
Depreciation	(10,719,356)

Net unrealized appreciation (depreciation) of investments	$114,690,389

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Borrowings as a percentage of Total Investments is 27.1%.

(8)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $964,264,235 have been pledged as collateral for Borrowings.

(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at the end of the reporting period.

N/A	Not applicable.

N/R	Not rated.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PPLUS	PreferredPlus Trust.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2012